Condensed Consolidated Balance Sheets $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Current assets
Cash	$ 912	$ 106	$ 143	$ 2,810
Accounts receivable, net	8,138	9,275	12,529	11,777
Inventory	5,132	3,369	4,551	7,767
Due from shareholders			422	270
Other current assets			331	552
Prepaid expenses	10,337	496	338	720
Current portion of lease receivable	8	21	29	74
Total current assets	24,527	13,636	18,419	23,970
Non-current assets
Property and equipment	3,070	6,031	8,147	8,710
Right-of-use assets	4,717	6,490	8,767	5,738
Lease receivable		456	616	616
Intangible assets	1,124	7,001	9,457	13,292
Goodwill				25,101
Deferred tax assets	369	150	203	27
Other LT assets	178
Total non-current assets	9,458	20,128	27,190	53,484
Total Assets	33,985	33,764	45,609	77,454
Current liabilities
Deferred revenue	38,397	39,842	39	26
Accrued liabilities	3,241	1,855
Current portion of long-term borrowings	24,836	31,575	42,651	42,505
Convertible debentures	1,145	2,230	3,012	1,239
Current portion of lease liabilities	1,190	1,469	1,985	1,638
Income tax payable	1,102	300	405	810
Trade and other payables			53,893	38,933
Due to shareholders			389	559
Deferred revenue	38	29
Short-term borrowings	4,077	3,715	5,019	3,257
Total current liabilities	74,108	81,303	107,393	88,967
Non-current liabilities
Long-term borrowings	1,903	696	940
Lease liabilities	3,854	5,623	7,596	4,852
Deferred tax liability		1,261	1,704	2,345
Total non-current liabilities	5,757	7,580	10,240	7,197
Total liabilities	79,865	88,884	117,633	96,164
Shareholders’ Deficit
Common stock, $0.001 par value, unlimited shares authorized, 12,796,602 & 12,532,070 shares issued and outstanding as of September 30, 2024 and 2023, respectively	21	22	13,014	11,958
Additional paid-in capital	38,642	12,491	3,888	3,383
Accumulated deficit	(98,424)	(70,000)	(88,900)	(34,051)
Accumulated other comprehensive loss	13,881	2,399
Total Stockholders’ Deficit	(45,880)	(55,119)	(72,024)	(18,710)
Total liabilities and Stockholders’ Deficit	33,985	33,764	45,609	77,454
Related Party [Member]
Current assets
Due from related parties		369	$ 76
Current liabilities
Due to related parties	$ 82	$ 288